T. ROWE PRICE Balanced Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.0%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  1,460,000 1,423
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 1,893
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,165,000 1,126
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 271,275 258
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.978%, 4/15/35 (1) 2,195,000 2,135
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,097
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,485
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.932%, 7/15/36 (1) 1,380,000 1,340
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,575,000 2,525
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 658,125 584
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,215,200 1,038
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,520,750 1,244
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 6.035%, 5/20/34 (1) 1,935,000 1,883
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 144,405 139
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  895,000 871

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915,000 889
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,512
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 2,565,000 2,571
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,153
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,297
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,895,675 1,800
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28 (1) 276,937 267
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.948%, 10/15/32 (1) 1,205,000 1,181
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 805,411 754
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 732,038 698
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 807,459 747
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 883,637 822
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 389,801 349
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 406,129 355
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 1,995,166 1,995
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,610,475 1,323

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 533,278 514
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,032,168 925
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,978,623 1,703
Total Asset-Backed Securities (Cost $42,787) 39,896
BOND MUTUAL FUNDS 4.9%
T. Rowe Price Inflation Protected Bond Fund - I Class, 10.53% (2)
(3) 1,359 15
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.33% (2)(3) 26,993,471 202,721
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 10.19% (2)(3) 23,156 110
Total Bond Mutual Funds (Cost $230,801) 202,846
COMMON STOCKS 61.0%
COMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 0.6%
AT&T  82,018 1,579
KT (KRW)  126,973 2,871
Nippon Telegraph & Telephone (JPY)  484,500 14,478
Verizon Communications  144,946 5,637
24,565
Entertainment 0.6%
Activision Blizzard  48,177 4,123
Netflix (4) 27,222 9,405
Sea, ADR (4) 30,627 2,651
Walt Disney (4) 100,172 10,030
26,209
Interactive Media & Services 2.6%
Alphabet, Class A (4) 145,404 15,083
Alphabet, Class C (4) 563,785 58,634
Meta Platforms, Class A (4) 113,013 23,952
NAVER (KRW)  13,693 2,146
Tencent Holdings (HKD)  83,700 4,090
Z Holdings (JPY) (5) 801,800 2,273
106,178

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.3%
Comcast, Class A  24,967 946
CyberAgent (JPY)  343,400 2,910
Stroeer (EUR)  19,577 1,034
WPP (GBP)  501,208 5,955
10,845
Wireless Telecommunication Services 0.4%
T-Mobile U.S. (4) 95,433 13,822
Vodafone Group, ADR  336,855 3,719
17,541
Total Communication Services 185,338
CONSUMER DISCRETIONARY 6.3%
Automobile Components 0.4%
Aptiv (4) 2,035 228
Autoliv, SDR (SEK)  39,540 3,694
Denso (JPY)  85,700 4,838
Magna International  101,276 5,425
Stanley Electric (JPY)  106,300 2,363
16,548
Automobiles 0.9%
General Motors  59,900 2,197
Honda Motor (JPY)  65,300 1,727
Suzuki Motor (JPY)  92,500 3,369
Tesla (4) 98,451 20,425
Toyota Motor (JPY)  570,700 8,124
35,842
Broadline Retail 1.4%
Alibaba Group Holding, ADR (4) 8,823 902
Amazon.com (4) 527,613 54,497
Next (GBP)  51,498 4,186
59,585
Distributors 0.0%
Genuine Parts  3,000 502
502
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 6,461 497
Service Corp International  24,700 1,699
2,196
Hotels, Restaurants & Leisure 1.2%
Amadeus IT Group (EUR) (4) 59,407 3,985
Booking Holdings (4) 4,174 11,071

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill (4) 4,289 7,327
Compass Group (GBP)  289,737 7,282
DoorDash, Class A (4) 20,365 1,294
Hilton Worldwide Holdings  14,830 2,089
Las Vegas Sands (4) 27,039 1,553
Marriott International, Class A  4,206 698
McDonald's  42,280 11,822
Meituan, Class B (HKD) (4) 5,190 94
MGM Resorts International  23,130 1,028
Starbucks  20,220 2,106
Wynn Resorts (4) 8,335 933
51,282
Household Durables 0.4%
NVR (4) 204 1,136
Panasonic Holdings (JPY)  432,200 3,867
Persimmon (GBP)  163,565 2,540
Sony Group (JPY)  85,700 7,806
15,349
Specialty Retail 1.2%
ASOS (GBP) (4)(5) 104,433 1,061
AutoZone (4) 657 1,615
Best Buy  21,800 1,706
Burlington Stores (4) 6,111 1,235
Home Depot  38,041 11,227
Kingfisher (GBP)  1,664,459 5,380
Lowe's  7,583 1,516
O'Reilly Automotive (4) 2,579 2,190
Ross Stores  89,431 9,491
TJX  71,064 5,569
Ulta Beauty (4) 8,744 4,771
Zalando (EUR) (4) 76,843 3,221
48,982
Textiles, Apparel & Luxury Goods 0.7%
Dr. Martens (GBP)  464,576 815
Kering (EUR)  8,184 5,339
Lululemon Athletica (4) 9,399 3,423
Moncler (EUR)  80,997 5,594
NIKE, Class B  74,492 9,136
Samsonite International (HKD) (4) 817,500 2,535
26,842
Total Consumer Discretionary 257,128

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 4.8%
Beverages 1.0%
Coca-Cola  118,291 7,338
Constellation Brands, Class A  18,324 4,139
Diageo (GBP)  162,346 7,245
Heineken (EUR)  45,393 4,877
Keurig Dr Pepper  80,300 2,833
Kirin Holdings (JPY)  202,500 3,204
Monster Beverage (4) 37,193 2,009
PepsiCo  50,138 9,140
40,785
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale  8,754 4,350
Dollar General  52,083 10,961
Dollar Tree (4) 6,179 887
Seven & i Holdings (JPY)  170,100 7,684
Sysco  13,400 1,035
Walmart  58,748 8,662
Welcia Holdings (JPY)  75,200 1,610
35,189
Food Products 1.3%
Barry Callebaut (CHF)  1,768 3,746
Conagra Brands  10,483 394
Darling Ingredients (4) 6,767 395
General Mills  12,500 1,068
Kraft Heinz  155,433 6,011
Mondelez International, Class A  185,885 12,960
Nestle (CHF)  198,219 24,169
Wilmar International (SGD)  1,813,800 5,746
54,489
Household Products 0.5%
Colgate-Palmolive  5,000 376
Kimberly-Clark  21,975 2,949
Procter & Gamble  105,522 15,690
19,015
Personal Care Products 0.6%
Estee Lauder, Class A  6,829 1,683
L'Oreal (EUR)  18,262 8,160
Unilever (GBP)  246,880 12,793
22,636
Tobacco 0.5%
Altria Group  35,688 1,593

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Philip Morris International  180,464 17,550
19,143
Total Consumer Staples 191,257
ENERGY 2.3%
Energy Equipment & Services 0.2%
Halliburton  36,589 1,158
NOV  20,300 376
Schlumberger  23,621 1,160
Worley (AUD)  445,214 4,312
7,006
Oil, Gas & Consumable Fuels 2.1%
Chesapeake Energy  6,100 464
Chevron  94,284 15,383
ConocoPhillips  41,529 4,120
EOG Resources  17,162 1,967
Equinor (NOK)  326,951 9,295
Exxon Mobil  223,613 24,521
Hess  11,047 1,462
Kinder Morgan  301,315 5,276
Marathon Petroleum  13,919 1,877
Pioneer Natural Resources  3,324 679
Range Resources  21,300 564
Shell, ADR  96,154 5,533
Southwestern Energy (4) 113,900 569
Suncor Energy  15,800 491
TotalEnergies (EUR)  186,766 11,012
TotalEnergies, ADR (5) 12,072 713
Valero Energy  4,900 684
Woodside Energy Group (GBP)  34,694 777
85,387
Total Energy 92,393
FINANCIALS 10.7%
Banks 3.2%
ANZ Group Holdings (AUD)  215,198 3,316
Bank of America  539,149 15,420
BNP Paribas (EUR)  83,543 4,989
Citigroup  38,605 1,810
DBS Group Holdings (SGD)  149,700 3,722
DNB Bank (NOK)  449,048 8,036
East West Bancorp  4,384 243
Erste Group Bank (EUR)  61,612 2,041
Fifth Third Bancorp  59,150 1,576
Huntington Bancshares  110,245 1,235

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ING Groep (EUR)  716,454 8,508
Intesa Sanpaolo (EUR)  717,807 1,842
JPMorgan Chase  165,187 21,526
Lloyds Banking Group (GBP)  6,662,881 3,917
Mitsubishi UFJ Financial Group (JPY)  783,200 5,019
National Bank of Canada (CAD) (5) 101,970 7,294
PNC Financial Services Group  45,600 5,796
Regions Financial  13,700 254
Standard Chartered (GBP)  306,138 2,320
Sumitomo Mitsui Trust Holdings (JPY)  76,154 2,616
Svenska Handelsbanken, Class A (SEK) (5) 527,434 4,568
U.S. Bancorp  212,969 7,678
United Overseas Bank (SGD)  307,000 6,886
Wells Fargo  347,343 12,984
Western Alliance Bancorp  4,100 146
133,742
Capital Markets 1.1%
Ares Management, Class A  14,000 1,168
BlackRock  400 268
Bridgepoint Group (GBP)  642,572 1,763
Brookfield (CAD)  58,507 1,906
Cboe Global Markets  6,800 913
Charles Schwab  110,816 5,804
CME Group  4,511 864
Goldman Sachs Group  12,921 4,227
Intercontinental Exchange  17,030 1,776
Julius Baer Group (CHF)  71,306 4,871
Macquarie Group (AUD)  32,944 3,901
MarketAxess Holdings  1,500 587
Moody's  4,500 1,377
Morgan Stanley  70,288 6,171
MSCI  3,499 1,958
S&P Global  16,516 5,694
State Street  7,200 545
XP, Class A (4) 90,100 1,069
44,862
Consumer Finance 0.2%
American Express  45,658 7,531
Capital One Financial  3,200 308
Discover Financial Services  4,400 435
8,274
Financial Services 3.0%
Adyen (EUR) (4) 2,519 4,014
Affirm Holdings (4) 33,014 372

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,137 (4)(6)(7) 298,203 605
Apollo Global Management  17,357 1,096
Berkshire Hathaway, Class B (4) 80,475 24,848
Block, Class A (4) 16,799 1,153
Challenger (AUD)  365,840 1,536
Corebridge Financial  144,642 2,317
Element Fleet Management (CAD) (5) 459,208 6,031
Equitable Holdings  51,988 1,320
Fidelity National Information Services  42,000 2,282
Fiserv (4) 129,536 14,642
FleetCor Technologies (4) 14,854 3,132
Global Payments  17,937 1,888
Housing Development Finance (INR)  123,170 3,942
Mastercard, Class A  61,469 22,338
Mitsubishi HC Capital (JPY)  396,300 2,046
Visa, Class A  124,081 27,975
121,537
Insurance 3.2%
AIA Group (HKD)  218,400 2,290
Allstate  32,390 3,589
American International Group  50,165 2,526
Assurant  2,250 270
AXA (EUR)  394,535 12,040
Chubb  82,416 16,004
Definity Financial (CAD)  45,510 1,188
Direct Line Insurance Group (GBP)  47,392 81
Hartford Financial Services Group  90,743 6,324
Manulife Financial (CAD)  153,129 2,810
Marsh & McLennan  37,122 6,183
MetLife  166,822 9,666
Munich Re (EUR)  32,549 11,380
PICC Property & Casualty, Class H (HKD)  3,466,000 3,536
Ping An Insurance Group, Class H (HKD)  274,500 1,776
Progressive  65,143 9,319
RenaissanceRe Holdings  6,985 1,399
Sampo, Class A (EUR)  138,998 6,559
Storebrand (NOK)  543,459 4,174
Sun Life Financial (CAD)  135,543 6,332
Tokio Marine Holdings (JPY)  302,400 5,820
Travelers  53,660 9,198
Zurich Insurance Group (CHF)  15,821 7,581
130,045
Total Financials 438,460

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 9.0%
Biotechnology 0.7%
AbbVie  61,924 9,869
Amgen  28,279 6,836
Biogen (4) 4,137 1,150
Genmab (DKK) (4) 5,826 2,202
Gilead Sciences  8,527 708
Moderna (4) 5,292 813
Regeneron Pharmaceuticals (4) 4,936 4,056
Vertex Pharmaceuticals (4) 7,247 2,283
27,917
Health Care Equipment & Supplies 1.6%
Abbott Laboratories  17,880 1,811
Alcon (CHF)  44,135 3,133
Align Technology (4) 2,594 867
Becton Dickinson & Company  45,195 11,188
Boston Scientific (4) 8,600 430
DENTSPLY SIRONA  13,600 534
Dexcom (4) 14,218 1,652
Elekta, Class B (SEK)  387,932 2,965
EssilorLuxottica (EUR)  26,760 4,825
GE HealthCare Technologies (4) 65,085 5,339
Intuitive Surgical (4) 44,885 11,467
Koninklijke Philips (EUR)  207,779 3,816
Medtronic  7,342 592
Siemens Healthineers (EUR)  113,047 6,517
STERIS  6,662 1,274
Stryker  23,902 6,823
Teleflex  6,491 1,644
Zimmer Biomet Holdings  12,529 1,619
66,496
Health Care Providers & Services 2.3%
AmerisourceBergen  65,566 10,498
Cigna Group  4,971 1,270
CVS Health  7,430 552
Elevance Health  53,433 24,569
Fresenius (EUR)  129,238 3,490
HCA Healthcare  26,678 7,034
Humana  23,966 11,634
McKesson  5,044 1,796
Molina Healthcare (4) 3,741 1,001
UnitedHealth Group  73,194 34,591
96,435

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology 0.0%
Veeva Systems, Class A (4) 7,790 1,432
1,432
Life Sciences Tools & Services 0.9%
Agilent Technologies  16,215 2,243
Charles River Laboratories International (4) 2,800 565
Danaher  57,035 14,375
Evotec (EUR) (4) 83,281 1,759
Illumina (4) 2,990 695
IQVIA Holdings (4) 2,100 418
Mettler-Toledo International (4) 619 947
Thermo Fisher Scientific  30,081 17,338
West Pharmaceutical Services  1,162 403
38,743
Pharmaceuticals 3.5%
Astellas Pharma (JPY)  539,500 7,665
AstraZeneca, ADR  289,920 20,123
Bayer (EUR)  116,842 7,464
Bristol-Myers Squibb  17,829 1,236
Eli Lilly  55,237 18,970
GSK, ADR  100,872 3,589
Ipsen (EUR)  4,488 494
Johnson & Johnson  126,846 19,661
Merck  110,813 11,789
Novartis (CHF)  125,344 11,509
Novo Nordisk, ADR  12,700 2,021
Otsuka Holdings (JPY)  102,400 3,251
Pfizer  59,485 2,427
Roche Holding (CHF)  43,502 12,430
Sanofi (EUR)  134,302 14,569
Viatris  135,038 1,299
Zoetis  38,733 6,447
144,944
Total Health Care 375,967
INDUSTRIALS & BUSINESS SERVICES 5.3%
Aerospace & Defense 0.6%
Boeing (4) 7,468 1,586
General Dynamics  5,769 1,317
Huntington Ingalls Industries  2,000 414
L3Harris Technologies  46,048 9,037
Northrop Grumman  7,693 3,552
Raytheon Technologies  19,220 1,882
Safran (EUR)  33,068 4,895

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransDigm Group  4,229 3,117
25,800
Air Freight & Logistics 0.0%
FedEx  6,164 1,408
1,408
Building Products 0.1%
Carrier Global  90,266 4,129
Johnson Controls International  8,900 536
Trane Technologies  2,923 538
5,203
Commercial Services & Supplies 0.1%
Cintas  4,003 1,852
Copart (4) 8,400 632
Republic Services  2,000 270
Waste Connections  12,548 1,745
4,499
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (4) 3,200 150
150
Electrical Equipment 1.1%
ABB (CHF)  224,591 7,726
AMETEK  39,045 5,674
Eaton  50,082 8,581
Emerson Electric  3,100 270
Hubbell  9,801 2,385
Legrand (EUR)  63,428 5,796
Mitsubishi Electric (JPY)  524,100 6,263
Prysmian (EUR)  152,378 6,399
Rockwell Automation  4,468 1,311
44,405
Ground Transportation 0.7%
Canadian Pacific Railway  13,399 1,031
Central Japan Railway (JPY)  23,100 2,756
CSX  340,199 10,186
JB Hunt Transport Services  6,553 1,150
Norfolk Southern  17,283 3,664
Old Dominion Freight Line  13,196 4,498
Saia (4) 3,692 1,004
Union Pacific  29,964 6,030
30,319
Industrial Conglomerates 1.6%
DCC (GBP)  59,388 3,462

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Electric  181,947 17,394
Honeywell International  45,358 8,669
Melrose Industries (GBP)  2,496,174 5,141
Roper Technologies  17,232 7,594
Siemens (EUR)  138,999 22,518
64,778
Machinery 0.4%
Cummins  12,253 2,927
Dover  7,900 1,200
Ingersoll Rand  26,069 1,517
KION Group (EUR)  71,070 2,756
Otis Worldwide  14,440 1,219
PACCAR  11,790 863
SMC (JPY)  3,900 2,067
Stanley Black & Decker  20,959 1,689
THK (JPY)  84,400 1,956
16,194
Passenger Airlines 0.0%
Southwest Airlines  23,579 768
United Airlines Holdings (4) 2,310 102
870
Professional Services 0.3%
Broadridge Financial Solutions  1,929 283
CoStar Group (4) 12,573 866
Recruit Holdings (JPY)  138,100 3,799
TechnoPro Holdings (JPY)  158,500 4,396
Teleperformance (EUR)  17,704 4,278
TransUnion  7,348 456
14,078
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  83,041 5,099
Bunzl (GBP)  83,930 3,170
Mitsubishi (JPY)  119,500 4,295
Sumitomo (JPY)  262,700 4,654
United Rentals  503 199
17,417
Total Industrials & Business Services 225,121
INFORMATION TECHNOLOGY 13.3%
Communications Equipment 0.2%
Arista Networks (4) 10,786 1,811
Cisco Systems  19,387 1,013

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LM Ericsson, Class B (SEK) (5) 900,073 5,276
8,100
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A  493 40
Hamamatsu Photonics (JPY)  76,900 4,148
Largan Precision (TWD)  19,000 1,362
Murata Manufacturing (JPY)  82,600 5,034
Omron (JPY)  44,500 2,605
TE Connectivity  28,888 3,789
Teledyne Technologies (4) 3,489 1,561
Trimble (4) 17,700 928
19,467
IT Services 0.5%
Accenture, Class A  30,611 8,749
Cognizant Technology Solutions, Class A  6,306 384
MongoDB (4) 11,202 2,611
NTT Data (JPY) (5) 441,600 5,806
Shopify, Class A (4) 60,258 2,889
Snowflake, Class A (4) 7,726 1,192
21,631
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices (4) 131,135 12,853
Applied Materials  30,500 3,746
ASML Holding (EUR)  19,649 13,390
ASML Holding  16,097 10,957
Broadcom  35,054 22,489
Enphase Energy (4) 1,800 379
Entegris  15,680 1,286
First Solar (4) 1,200 261
KLA  8,410 3,357
Lam Research  17,452 9,252
Marvell Technology  104,322 4,517
Micron Technology  72,000 4,344
Monolithic Power Systems  12,992 6,503
NVIDIA  153,129 42,535
NXP Semiconductors  51,077 9,525
ON Semiconductor (4) 27,783 2,287
Qorvo (4) 3,100 315
QUALCOMM  16,901 2,156
Renesas Electronics (JPY) (4) 208,900 3,025
Skyworks Solutions  3,800 448
SolarEdge Technologies (4) 1,800 547
Taiwan Semiconductor Manufacturing (TWD)  854,969 14,983
Taiwan Semiconductor Manufacturing, ADR  22,172 2,062

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teradyne  6,500 699
Texas Instruments  52,892 9,838
Tokyo Electron (JPY)  38,700 4,728
186,482
Software 4.7%
Adobe (4) 8,207 3,163
Atlassian, Class A (4) 15,094 2,584
BILL Holdings (4) 18,936 1,536
Cadence Design Systems (4) 9,599 2,017
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (4)(6)(7) 392 216
Confluent, Class A (4) 31,186 751
Crowdstrike Holdings, Class A (4) 6,445 885
Datadog, Class A (4) 12,197 886
Descartes Systems Group (4) 8,000 645
DocuSign (4) 7,300 426
Fortinet (4) 34,225 2,275
Gen Digital  54,900 942
Gusto, Acquisition Date: 10/4/21, Cost $216 (4)(6)(7) 7,517 141
Intuit  26,567 11,844
Microsoft  426,127 122,852
Paycom Software (4) 2,054 624
Salesforce (4) 39,498 7,891
SAP (EUR)  66,410 8,386
ServiceNow (4) 31,670 14,718
Synopsys (4) 24,822 9,587
Zoom Video Communications, Class A (4) 2,732 202
192,571
Technology Hardware, Storage & Peripherals 2.9%
Apple  653,149 107,704
Pure Storage, Class A (4) 45,200 1,153
Samsung Electronics (KRW)  179,609 8,882
Western Digital (4) 21,200 799
118,538
Total Information Technology 546,789
MATERIALS 2.3%
Chemicals 1.4%
Air Liquide (EUR)  38,968 6,523
Air Products & Chemicals  5,203 1,494
Akzo Nobel (EUR)  58,482 4,574
Asahi Kasei (JPY)  417,200 2,922
BASF (EUR)  73,938 3,882
CF Industries Holdings  13,366 969
Covestro (EUR)  77,234 3,198
Eastman Chemical  6,300 531

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FMC  4,500 550
Johnson Matthey (GBP)  150,431 3,688
Linde  25,942 9,221
Nutrien  81,416 6,013
RPM International  8,672 756
Sherwin-Williams  37,654 8,463
Tosoh (JPY)  39,200 533
Umicore (EUR)  111,012 3,766
57,083
Construction Materials 0.0%
Vulcan Materials  4,721 810
810
Containers & Packaging 0.1%
Amcor, CDI (AUD)  158,743 1,788
Avery Dennison  5,739 1,027
Ball  16,955 934
Packaging Corp. of America  3,648 507
Sealed Air  9,280 426
Westrock  14,313 436
5,118
Metals & Mining 0.7%
Antofagasta (GBP)  252,910 4,954
BHP Group (AUD)  71,130 2,249
BHP Group (GBP)  183,343 5,824
Freeport-McMoRan  13,600 556
IGO (AUD)  995,391 8,536
Reliance Steel & Aluminum  3,900 1,001
Rio Tinto (AUD)  23,401 1,880
South32 (AUD)  1,146,688 3,361
Steel Dynamics  3,300 373
28,734
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  308,160 4,009
West Fraser Timber  7,200 513
4,522
Total Materials 96,267
REAL ESTATE 0.9%
Health Care Real Estate Investment Trusts 0.0%
Welltower, REIT  14,935 1,071
1,071
Industrial Real Estate Investment Trusts 0.2%
Prologis, REIT  62,311 7,775

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rexford Industrial Realty, REIT  13,353 796
8,571
Office Real Estate Investment Trusts 0.1%
Alexandria Real Estate Equities, REIT  3,461 435
Great Portland Estates (GBP)  358,643 2,244
2,679
Real Estate Management & Development 0.1%
Mitsui Fudosan (JPY)  302,100 5,675
5,675
Residential Real Estate Investment Trusts 0.1%
American Homes 4 Rent, Class A, REIT  7,200 226
AvalonBay Communities, REIT  3,067 516
Camden Property Trust, REIT  1,800 189
Equity LifeStyle Properties, REIT  25,225 1,693
Essex Property Trust, REIT  3,058 640
Sun Communities, REIT  890 125
3,389
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  1,792,263 3,318
Simon Property Group, REIT  6,185 692
4,010
Specialized Real Estate Investment Trusts 0.3%
American Tower, REIT  6,163 1,259
Equinix, REIT  2,670 1,925
Extra Space Storage, REIT  4,600 750
Life Storage, REIT  13,200 1,730
Public Storage, REIT  6,946 2,099
SBA Communications, REIT  10,554 2,755
Weyerhaeuser, REIT  96,373 2,904
13,422
Total Real Estate 38,817
UTILITIES 1.6%
Electric Utilities 0.8%
American Electric Power  32,636 2,970
Entergy  10,200 1,099
Evergy  53,200 3,252
Exelon  2,029 85
FirstEnergy  62,444 2,501
NextEra Energy  34,669 2,672
PG&E (4) 171,521 2,773
Southern  273,382 19,022

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xcel Energy  4,700 317
34,691
Gas Utilities 0.0%
Beijing Enterprises Holdings (HKD)  428,500 1,543
1,543
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY) (5) 161,400 2,594
2,594
Multi-Utilities 0.7%
Ameren  44,869 3,876
CMS Energy  15,905 976
Dominion Energy  47,806 2,673
DTE Energy  20,755 2,274
Engie (EUR)  572,675 9,062
National Grid (GBP)  415,149 5,616
Sempra Energy  30,693 4,640
WEC Energy Group  8,539 809
29,926
Total Utilities 68,754
Total Common Stocks (Cost $1,442,226) 2,516,291
CONVERTIBLE PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (4)(6)(7) 25 14
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (4)(6)(7) 2 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (4)(6)(7) 3,879 233
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (4)(6)
(7) 8,505 510
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (4)(6)(7) 10,431 196
Total Information Technology 954
Total Convertible Preferred Stocks (Cost $1,217) 954
CORPORATE BONDS 7.9%
Abbott Laboratories, 3.40%, 11/30/23  1,281,000 1,270
AbbVie, 2.95%, 11/21/26  920,000 876
AbbVie, 3.20%, 5/14/26  420,000 406
AbbVie, 4.50%, 5/14/35  1,900,000 1,836
AbbVie, 4.70%, 5/14/45  915,000 857
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 912

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 836
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 367
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,578
AIA Group, 3.20%, 3/11/25 (1) 1,020,000 988
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,112
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 630
Allstate, 5.55%, 5/9/35  1,000,000 1,049
Ally Financial, 2.20%, 11/2/28 (5) 700,000 554
Altria Group, 2.35%, 5/6/25  415,000 394
Amazon.com, 2.80%, 8/22/24  1,055,000 1,032
Amazon.com, 3.875%, 8/22/37  1,645,000 1,530
America Movil SAB de CV, 2.875%, 5/7/30  2,525,000 2,229
America Movil SAB de CV, 6.375%, 3/1/35  300,000 330
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  742,693 649
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  1,189,837 1,172
American Honda Finance, 0.75%, 8/9/24 (5) 2,335,000 2,212
Amgen, 2.77%, 9/1/53  447,000 285
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,290
APA Infrastructure, 4.25%, 7/15/27 (1)(5) 620,000 598
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,085
Apple, 1.65%, 5/11/30 (5) 2,345,000 1,992
AT&T, 2.25%, 2/1/32  1,400,000 1,141
AT&T, 3.50%, 6/1/41  680,000 534
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,285
Ausgrid Finance, 3.85%, 5/1/23 (1) 1,705,000 1,703
AutoZone, 3.125%, 4/21/26  650,000 622
Baidu, 3.875%, 9/29/23  2,000,000 1,987
Baltimore Gas & Electric, 3.35%, 7/1/23  1,750,000 1,739
Banco Santander, 3.49%, 5/28/30  200,000 175
Banco Santander, 3.848%, 4/12/23  2,000,000 1,996
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,265
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,110,000 1,105
Bank of America, 4.20%, 8/26/24  600,000 590
Bank of America, 6.11%, 1/29/37  900,000 930
Bank of America, 6.75%, 6/1/28  700,000 755
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 1,799
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 2,437
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 1,936
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,875
Banner Health, 1.897%, 1/1/31  670,000 553
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,758
BAT Capital, 4.39%, 8/15/37  1,385,000 1,130
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,556
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,235
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,887

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,326
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,212
BNP Paribas, VR, 2.871%, 4/19/32 (1)(8) 3,100,000 2,581
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 374
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 773
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,485
Boston Properties, 3.125%, 9/1/23  625,000 612
Boston Properties, 3.65%, 2/1/26  1,165,000 1,067
BPCE, 4.00%, 9/12/23 (1) 1,350,000 1,340
BPCE, 4.50%, 3/15/25 (1) 1,000,000 965
BPCE, 5.70%, 10/22/23 (1) 1,700,000 1,673
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 993
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 525
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,156
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,291
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 733
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 508
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 395
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,472
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 834
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,105
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,490
Cardinal Health, 3.75%, 9/15/25  1,005,000 980
Carvana, 10.25%, 5/1/30 (1) 1,225,000 698
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 505,000 460
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 912
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,439
Cigna Group, 3.00%, 7/15/23  810,000 804
Cigna Group, 3.75%, 7/15/23  1,252,000 1,247
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,403
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 1,894
CMS Energy, 4.70%, 3/31/43  840,000 759
CMS Energy, 4.875%, 3/1/44  1,200,000 1,097
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 2,845
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,134
Comcast, 4.15%, 10/15/28  2,455,000 2,424
CommonSpirit Health, 2.76%, 10/1/24  960,000 930
CommonSpirit Health, 2.782%, 10/1/30 (5) 755,000 646
Corebridge Financial, 4.40%, 4/5/52 (1) 4,505,000 3,522
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 1,781
Credit Agricole, 3.75%, 4/24/23 (1) 2,125,000 2,122
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(8) 2,095,000 1,943
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,487
Crown Castle, 2.25%, 1/15/31  1,440,000 1,195
Crown Castle, 2.90%, 3/15/27  735,000 682
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 464

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVS Health, 1.875%, 2/28/31  1,745,000 1,410
CVS Health, 2.70%, 8/21/40  660,000 472
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 2,035
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 2,940,000 2,807
Delta Air Lines, 3.80%, 4/19/23 (5) 168,000 168
Discover Bank, 2.70%, 2/6/30 (5) 2,000,000 1,624
Discover Financial Services, 3.75%, 3/4/25  590,000 554
Duke Energy, 2.65%, 9/1/26  640,000 599
Duke Energy, 3.75%, 9/1/46  500,000 390
Eaton Vance, 3.625%, 6/15/23  750,000 744
Elevance Health, 4.65%, 1/15/43  915,000 857
Enbridge, 4.00%, 10/1/23  690,000 682
Enbridge, 4.25%, 12/1/26  590,000 578
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 235
Energy Transfer, 3.75%, 5/15/30  765,000 705
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,217
Eni, Series X-R, 4.00%, 9/12/23 (1) 780,000 770
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 721
Equitable Holdings, 3.90%, 4/20/23  478,000 477
ERAC USA Finance, 3.85%, 11/15/24 (1) 435,000 426
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 450
Essex Portfolio, 2.65%, 3/15/32 (5) 1,430,000 1,155
Federal Realty Investment Trust, 2.75%, 6/1/23  1,500,000 1,494
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 1,963
First American Financial, 4.60%, 11/15/24  415,000 409
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 1,310,000 1,288
Fiserv, 3.20%, 7/1/26  1,100,000 1,044
GATX, 4.35%, 2/15/24  2,105,000 2,082
General Motors, 4.00%, 4/1/25  1,120,000 1,090
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,800
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 868
Goldman Sachs Group, 6.75%, 10/1/37  700,000 758
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,076
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,219
Hasbro, 3.00%, 11/19/24  1,550,000 1,496
Hasbro, 3.55%, 11/19/26  1,760,000 1,655
HCA, 4.125%, 6/15/29  1,895,000 1,770
HCA, 4.375%, 3/15/42 (1) 775,000 650
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 972
Healthpeak OP, 2.125%, 12/1/28 (5) 655,000 559
Healthpeak OP, 2.875%, 1/15/31  360,000 308
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 1,714
HSBC Bank USA, 5.875%, 11/1/34  950,000 954
Humana, 2.15%, 2/3/32  1,145,000 927
Humana, 3.70%, 3/23/29  1,120,000 1,052
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,062

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,083
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 1,069
Interpublic Group, 4.20%, 4/15/24  293,000 290
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,430,000 3,206
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 1,926
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,867
JPMorgan Chase, 3.375%, 5/1/23  1,080,000 1,078
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,299
JPMorgan Chase, VR, 3.559%, 4/23/24 (8) 1,875,000 1,868
Kansas City Southern, 3.50%, 5/1/50  1,695,000 1,278
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,242
Kilroy Realty, 4.375%, 10/1/25  480,000 440
L3Harris Technologies, 3.832%, 4/27/25  570,000 555
Liberty Mutual Group, 4.25%, 6/15/23 (1) 410,000 407
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,482
M&T Bank, 3.55%, 7/26/23  2,740,000 2,709
Manufacturers & Traders Trust, 3.40%, 8/17/27  250,000 215
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 2,998
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,296
McDonald's, 1.45%, 9/1/25  940,000 873
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 662
Micron Technology, 4.185%, 2/15/27  880,000 848
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,536
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,381
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25 (5) 2,200,000 2,071
Moody's, 2.00%, 8/19/31  2,195,000 1,793
Morgan Stanley, 4.30%, 1/27/45  1,150,000 998
Morgan Stanley, 6.25%, 8/9/26  755,000 786
Morgan Stanley, VR, 3.971%, 7/22/38 (8) 1,445,000 1,272
NatWest Markets, 2.375%, 5/21/23 (1) 3,370,000 3,353
New York Life Global Funding, 1.10%, 5/5/23 (1) 600,000 598
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,565
NiSource, 3.49%, 5/15/27  1,730,000 1,640
NiSource, 3.95%, 3/30/48  1,775,000 1,424
Nordea Bank, 1.00%, 6/9/23 (1) 820,000 813
Nucor, 2.70%, 6/1/30  455,000 399
Nucor, 3.95%, 5/1/28  2,140,000 2,049
Nutrien, 4.00%, 12/15/26  830,000 801
Omnicom Group, 3.60%, 4/15/26  830,000 805
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,763
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,712
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,166
Packaging Corp. of America, 3.65%, 9/15/24  785,000 773
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,628
Perrigo Finance Unlimited, 4.40%, 6/15/30  1,510,000 1,352
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 682

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PNC Bank, 3.50%, 6/8/23  1,330,000 1,324
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,087
Pricoa Global Funding I, 3.45%, 9/1/23 (1) 2,650,000 2,628
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,390
Protective Life Global Funding, 1.082%, 6/9/23 (1) 780,000 772
Providence Health & Services Obligated Group, 4.379%, 10/1/23  1,310,000 1,304
Public Storage, 1.95%, 11/9/28  1,210,000 1,034
QUALCOMM, 3.25%, 5/20/27  1,120,000 1,079
Realty Income, 3.10%, 12/15/29  2,130,000 1,896
Realty Income, 3.95%, 8/15/27  1,490,000 1,435
RELX Capital, 3.00%, 5/22/30  945,000 841
Republic Services, 3.375%, 11/15/27  1,045,000 997
Rogers Communications, 3.625%, 12/15/25  610,000 587
Rogers Communications, 4.50%, 3/15/42 (1) 2,935,000 2,515
Roper Technologies, 2.95%, 9/15/29  380,000 340
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,053
Ross Stores, 1.875%, 4/15/31  450,000 363
Royal Bank of Canada, 1.60%, 4/17/23  2,075,000 2,070
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,287
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 537
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 1,365,000 1,184
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,404
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,074
Sempra Energy, 3.30%, 4/1/25  835,000 803
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  1,138,000 1,127
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,455
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,381
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 422,000 419
Spectra Energy Partners, 3.375%, 10/15/26  480,000 454
Spectra Energy Partners, 4.75%, 3/15/24  1,145,000 1,134
Standard Chartered, VR, 1.822%, 11/23/25 (1)(8) 2,005,000 1,868
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 1,000,000 888
State Street, 3.10%, 5/15/23  265,000 264
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,045,000 2,033
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,040
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,663
Texas Instruments, 1.375%, 3/12/25  650,000 614
Thomson Reuters, 3.35%, 5/15/26  405,000 388
Time Warner Cable, 6.55%, 5/1/37  450,000 443
Time Warner Cable, 6.75%, 6/15/39  530,000 520
TJX, 1.60%, 5/15/31 (5) 375,000 305
Toronto-Dominion Bank, 3.50%, 7/19/23  1,235,000 1,227
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 2,032
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,439
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,171

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 369
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 325
Travelers, 6.25%, 6/15/37  750,000 842
Trinity Health, 4.125%, 12/1/45  725,000 638
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  948,855 851
UnitedHealth Group, 3.75%, 7/15/25  645,000 638
Verizon Communications, 2.10%, 3/22/28  460,000 409
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,755
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,657
Verizon Communications, 4.272%, 1/15/36  870,000 805
Vistra Operations, 3.55%, 7/15/24 (1) 1,370,000 1,321
VMware, 1.40%, 8/15/26  3,125,000 2,766
Vodafone Group, 4.25%, 9/17/50  775,000 631
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,843
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1) 1,395,000 1,347
Vulcan Materials, 4.50%, 6/15/47  590,000 512
Walt Disney, 3.70%, 10/15/25  525,000 517
Warnermedia Holdings, 5.05%, 3/15/42 (1) 1,570,000 1,307
Waste Connections, 3.20%, 6/1/32  2,315,000 2,052
Weibo, 3.50%, 7/5/24 (5) 1,390,000 1,353
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,518
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 2,974
Williams, 5.10%, 9/15/45  1,735,000 1,582
Willis North America, 4.50%, 9/15/28  1,370,000 1,321
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 705
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,116
Workday, 3.70%, 4/1/29  750,000 702
WP Carey, 3.85%, 7/15/29  1,470,000 1,353
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,276
Total Corporate Bonds (Cost $362,019) 327,531
EQUITY MUTUAL FUNDS 3.3%
T. Rowe Price Real Assets Fund - I Class (2) 9,768,046 134,115
Total Equity Mutual Funds (Cost $117,190) 134,115
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 475
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,368
Mexico Government International Bond, 3.50%, 2/12/34  2,315,000 1,968
Pertamina Persero, 4.30%, 5/20/23 (1) 1,250,000 1,247
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 1,105,000 1,098
Republic of Colombia, 4.00%, 2/26/24  275,000 272

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,758
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,003
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,175,000 1,174
United Mexican States, 2.659%, 5/24/31  3,439,000 2,879
Total Foreign Government Obligations & Municipalities (Cost
$15,749) 14,242
MUNICIPAL SECURITIES 0.9%
California 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,296
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,844
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (9) 695,000 699
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  1,000,000 1,195
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 334
Univ. of California Regents, Build America, 5.77%, 5/15/43  750,000 825
8,193
Illinois 0.0%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40  755,000 895
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 849
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34  470,000 524
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 550
2,818
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,760
1,760
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,215
2,215
New Jersey 0.0%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40  415,000 526
526
New York 0.1%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 304
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  700,000 701
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 987

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 282
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  1,300,000 1,370
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 617
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,383
5,644
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,225,000 1,213
1,213
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  600,000 588
588
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,071
2,071
Texas 0.1%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,357
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 968
Houston Airport System Revenue, Series C, 2.385%, 7/1/31  685,000 576
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 1,054
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 1,559
5,514
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  900,000 984
984
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,513
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  690,000 722
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  695,000 747
3,982
Wisconsin 0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,092
2,092
Total Municipal Securities (Cost $40,540) 37,600
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.0%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65 (1) 294,669 262

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (1) 1,099,934 916
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (1) 981,454 821
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 1,050,050 907
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.101%, 11/15/34 (1) 605,000 310
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M USD
LIBOR + 2.14%, 6.824%, 10/15/37 (1) 2,590,000 2,501
BFLD, Series 2019-DPLO, Class C, ARM, 1M TSFR + 1.654%,
6.481%, 10/15/34 (1) 2,080,000 2,039
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, ARM,
1M TSFR + 1.342%, 6.169%, 2/15/39 (1) 3,395,000 3,278
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (1) 2,025,000 1,587
BX Commercial Mortgage Trust, Series 2022-LP2, Class C, ARM,
1M TSFR + 1.562%, 6.389%, 2/15/39 (1) 3,379,340 3,212
BX Trust, Series 2022-IND, Class C, ARM, 1M TSFR + 2.29%,
7.117%, 4/15/37 (1) 1,241,670 1,195
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52 (1) 800,000 711
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 228
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 988,472 835
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 5.984%, 11/15/37 (1) 2,118,345 2,054
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 3,551
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 2,160,000 2,045
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 5.56%, 12/25/41 (1) 432,687 428
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1,
CMO, ARM, SOFR30A + 2.30%, 6.868%, 1/25/43 (1) 1,046,397 1,045
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.899%, 4/25/66 (1) 393,323 336
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59 (1) 203,420 188
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.931%, 6/25/66 (1) 575,288 462
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M
USD LIBOR + 1.38%, 6.065%, 7/15/38 (1) 1,195,835 1,158
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51 (1) 2,470,518 1,999

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (1) 2,635,000 2,474
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 99,555 91
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 818,036 788
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 6.574%, 12/15/36 (1) 1,130,000 1,097
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 912
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  1,250,000 1,177
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.929%, 10/25/50 (1) 307,269 263
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class A8,
CMO, ARM, 2.50%, 10/25/51 (1) 2,477,892 2,138
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,105,214 2,010
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M USD LIBOR + 1.37%,
6.055%, 10/15/33 (1) 2,510,000 2,286
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 637
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 618,939 552
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 717,039 636
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 5.785%, 4/15/38 (1) 3,595,000 3,451
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (1) 370,801 358
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,597
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,311
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 2,605
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-
C30, Class A5, 2.86%, 9/15/49  495,000 455
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,807
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, ARM,
3.779%, 5/15/48  1,440,000 1,380
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, ARM,
3.177%, 11/10/36 (1) 2,090,000 1,815
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2,
Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 516,034 407

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4,
CMO, ARM, 3.00%, 3/25/52 (1) 1,806,969 1,491
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 178,486 165
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 5.945%, 10/25/59 (1) 76,637 74
Provident Funding Mortgage Trust, Series 2019-1, Class B1, CMO,
ARM, 3.20%, 12/25/49 (1) 1,282,565 1,051
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 2,067,497 1,789
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48 (1) 184,375 173
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM,
1M USD LIBOR + 1.50%, 6.184%, 5/15/38 (1) 1,560,000 1,325
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 37,287 36
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49 (1) 677,592 642
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55 (1) 388,288 341
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 5.36%, 8/25/33 (1) 39,096 39
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 6.66%, 10/25/33 (1) 835,000 807
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 6.06%, 10/25/41 (1) 1,100,000 1,047
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 5.41%, 11/25/41 (1) 1,719,156 1,693
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 5.26%, 8/25/33 (1) 11,772 12
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 6.56%, 4/25/42 (1) 2,032,567 2,033
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.66%, 3/25/42 (1) 1,664,866 1,665
Structured Agency Credit Risk Debt Notes, Series 2023-DNA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.658%, 3/25/43 (1) 170,000 170
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 34,221 34
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM,
2.75%, 10/25/57 (1) 337,419 321
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58 (1) 161,606 157
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 304,938 290
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 620,062 589

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (1) 531,850 445
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (1) 2,873,535 2,434
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
ARM, 5.999%, 2/25/68 (1) 1,267,232 1,266
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A1, CMO, ARM, 2.50%, 12/25/50 (1) 538,473 438
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B,
ARM, 4.723%, 3/15/47  610,000 590
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$91,628) 83,432
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR) (4) 41,825 5,368
Total Consumer Discretionary 5,368
Total Preferred Stocks (Cost $3,370) 5,368
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.3%
U.S. Government Agency Obligations 6.1%
Federal Home Loan Mortgage
2.206%, 6/25/25  682,116 663
2.50%, 5/1/30  785,228 743
2.952%, 2/25/27  848,517 826
3.00%, 1/1/29 - 8/1/43  3,287,470 3,046
3.50%, 3/1/42 - 3/1/46  5,322,692 5,064
4.00%, 9/1/40 - 6/1/42  1,673,017 1,642
4.50%, 6/1/39 - 5/1/42  979,821 985
5.00%, 12/1/35 - 8/1/40  441,595 452
5.50%, 1/1/38 - 12/1/39  144,905 151
6.00%, 2/1/28 - 8/1/38  15,267 15
6.50%, 8/1/32  6,967 7
7.00%, 6/1/32  12,116 12
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  22,131 22
12M USD LIBOR + 1.75%, 4.127%, 2/1/35  13,619 13
12M USD LIBOR + 1.828%, 4.202%, 2/1/37  20,713 20
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  36,794 36
12M USD LIBOR + 2.03%, 4.275%, 11/1/36  21,277 21
1Y CMT + 2.25%, 3.928%, 10/1/36  5,589 6

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  641,199 118
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  1,346,587 1,184
2.00%, 3/1/42 - 5/1/52  31,550,104 26,196
2.50%, 11/1/36 - 5/1/52  34,401,944 29,798
3.00%, 11/1/34 - 6/1/52  5,281,620 4,771
3.50%, 6/1/33  288,629 281
4.00%, 12/1/49 - 2/1/50  1,822,080 1,760
4.50%, 9/1/37 - 5/1/50  210,428 209
5.00%, 10/1/51 - 9/1/52  2,388,345 2,382
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  2,249,202 2,130
4.00%, 11/1/40  651,985 632
4.50%, 7/1/40  485,736 477
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.557%, 3.807%, 7/1/35  9,511 9
12M USD LIBOR + 1.855%, 4.105%, 1/1/37  2,974 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  8,883,343 7,670
2.00%, 4/1/37 - 5/1/52  49,047,092 41,031
2.50%, 10/1/31 - 4/1/52  30,872,704 27,109
3.00%, 1/1/27 - 12/1/51  33,383,118 30,755
3.50%, 11/1/26 - 1/1/52  18,677,328 17,721
4.00%, 11/1/40 - 9/1/52  13,381,866 13,026
4.50%, 4/1/37 - 8/1/52  11,118,413 11,022
5.00%, 2/1/34 - 8/1/52  2,037,692 2,070
5.50%, 2/1/35 - 5/1/44  2,303,145 2,379
6.00%, 3/1/28 - 2/1/53  9,909,678 10,216
6.50%, 3/1/24 - 8/1/38  234,452 246
7.00%, 9/1/25 - 4/1/32  16,574 15
7.50%, 9/1/26  97 —
8.00%, 8/1/24 - 7/1/26  162 —
UMBS, TBA (10)
2.00%, 4/1/38  1,855,000 1,674
5.50%, 4/1/53  2,835,000 2,864
6.50%, 4/1/53  2,310,000 2,382
253,854
U.S. Government Obligations 2.2%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  1,416,946 1,238
2.00%, 3/20/51 - 3/20/52  19,159,332 16,318
2.50%, 8/20/50 - 1/20/52  18,534,910 16,316
3.00%, 9/15/42 - 6/20/52  15,881,109 14,535
3.50%, 9/15/41 - 1/20/49  10,190,604 9,716
4.00%, 2/15/41 - 10/20/52  7,286,875 7,091
4.50%, 6/15/39 - 10/20/52  5,912,414 5,890

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.00%, 12/20/34 - 6/20/49  4,582,658 4,677
5.50%, 2/20/34 - 3/20/49  1,443,741 1,485
6.00%, 8/20/34 - 4/15/36  58,806 62
6.50%, 6/15/23 - 12/20/52  584,062 600
7.00%, 12/20/52 - 1/20/53  1,124,416 1,165
7.50%, 6/15/23 - 9/15/26  3,184 2
8.00%, 10/15/23 - 11/15/25  4,527 5
8.50%, 6/20/25 - 6/20/26  1,932 2
Government National Mortgage Assn., ARM, 1Y CMT + 1.50%,
2.625%, 8/20/23  33 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  149,039 139
3.50%, 10/20/50  1,010,000 878
Government National Mortgage Assn., TBA (10)
5.50%, 4/20/53  5,870,000 5,936
6.00%, 4/20/53  4,535,000 4,620
90,675
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $370,472) 344,529
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 8.3%
U.S. Treasury Obligations 8.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,141
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,450
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,483
U.S. Treasury Bonds, 1.875%, 2/15/41  4,545,000 3,395
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 5,838
U.S. Treasury Bonds, 2.00%, 2/15/50  24,845,000 17,601
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 4,778
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 3,150
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,813
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,360
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 13,362
U.S. Treasury Bonds, 2.875%, 8/15/45 (11) 4,185,000 3,561
U.S. Treasury Bonds, 3.00%, 11/15/44  2,990,000 2,606
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 9,255
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 9,721
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 1,000
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,744
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 3,408
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,375
U.S. Treasury Bonds, 3.375%, 8/15/42  1,755,000 1,647
U.S. Treasury Bonds, 3.625%, 2/15/53  3,475,000 3,451
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 4,229

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 0.375%, 11/30/25  29,325,000 26,750
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 13,671
U.S. Treasury Notes, 0.75%, 3/31/26  5,970,000 5,462
U.S. Treasury Notes, 0.75%, 8/31/26  7,815,000 7,063
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,035
U.S. Treasury Notes, 0.875%, 6/30/26  41,745,000 38,066
U.S. Treasury Notes, 0.875%, 11/15/30  7,500,000 6,207
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,360
U.S. Treasury Notes, 1.25%, 8/15/31  9,060,000 7,599
U.S. Treasury Notes, 1.875%, 2/28/27  28,890,000 26,954
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,296
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 25,978
U.S. Treasury Notes, 2.75%, 7/31/27  6,145,000 5,917
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 15,394
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,788
U.S. Treasury Notes, 3.50%, 2/15/33  5,875,000 5,884
U.S. Treasury Notes, 4.00%, 2/29/28 (5) 4,630,000 4,714
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 8,151
U.S. Treasury Notes, 4.125%, 10/31/27  21,610,000 22,029
U.S. Treasury Notes, 4.125%, 11/15/32  2,850,000 2,995
340,681
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $379,013) 340,681
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Treasury Reserve Fund, 4.83% (2)(12) 67,074,895 67,075
Total Short-Term Investments (Cost $67,075) 67,075
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.82% (2)(12) 23,181,984 23,182
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 23,182

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.82% (2)(12) 8,867,691 8,868
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 8,868
Total Securities Lending Collateral (Cost $32,050) 32,050
Total Investments in Securities 100.4%
(Cost $3,196,137) $ 4,146,610
Other Assets Less Liabilities (0.4)% (18,037)
Net Assets 100.0% $ 4,128,573
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$183,779 and represents 4.5% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at March 31, 2023.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,916 and represents 0.0% of net assets.
(7) Level 3 in fair value hierarchy.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Insured by Assured Guaranty Municipal Corporation
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $17,476 and represents 0.4% of net assets.
(11) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 445 U.S. Treasury Notes five year contracts 6/23 48,731 $ 701
Long, 59 U.S. Treasury Notes ten year contracts 6/23 6,780 189
Long, 88 U.S. Treasury Notes two year contracts 6/23 18,168 198
Net payments (receipts) of variation margin to date (980)
Variation margin receivable (payable) on open futures contracts $ 108

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 10.53%  $ — $ — $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.33%  (3,984) 8,388 3,336
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 10.19%  — 2 —
T. Rowe Price Real Assets Fund - I Class  (70) 3,435 —
T. Rowe Price Government Reserve Fund, 4.82% — — —++
T. Rowe Price Treasury Reserve Fund, 4.83% — — 794
Totals $ (4,054)# $ 11,825 $ 4,130+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Inflation
Protected Bond Fund - I Class,
10.53%  $ 14 $ 1 $ — $ 15
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.33%  214,481 3,336 23,484 202,721
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 10.19%  108 — — 110
T. Rowe Price Real Assets Fund
- I Class  131,450 — 770 134,115
T. Rowe Price Government
Reserve Fund, 4.82% 15,456  ¤  ¤ 32,050
T. Rowe Price Treasury Reserve
Fund, 4.83% 81,872  ¤  ¤ 67,075
Total $ 436,086^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,130 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $447,116.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Balanced Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Balanced Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,187,911 $ — $ 1,187,911
Bond Mutual Funds 202,846 — — 202,846
Common Stocks 1,779,592 735,737 962 2,516,291
Convertible Preferred Stocks — — 954 954
Equity Mutual Funds 134,115 — — 134,115
Preferred Stocks — 5,368 — 5,368
Short-Term Investments 67,075 — — 67,075
Securities Lending Collateral 32,050 — — 32,050
Total Securities 2,215,678 1,929,016 1,916 4,146,610
Futures Contracts* 1,088 — — 1,088
Total $ 2,216,766 $ 1,929,016 $ 1,916 $ 4,147,698
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F68-054Q1 03/23